Aggregate Notional Principal Amounts of Outstanding Derivative Financial Instruments with Related Balance Sheet Exposure (Detail) - USD ($)		Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Derivative [Line Items]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	$ 25,344,000		$ 54,910,000		$ 38,034,000
United States Dollars (sell) Indian Rupees (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		1,376,800,000	[2]	1,289,400,000	[2],[3]	1,108,400,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	30,002,000		54,398,000		6,669,000
United States Dollars (sell) Mexican Peso (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		9,000,000	[2]	9,000,000	[2],[3]	9,120,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	417,000		(441,000)		(187,000)
United States Dollars (sell) Philippines Peso (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		66,300,000	[2]	76,650,000	[2],[3]	70,050,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	(2,858,000)		69,000		(1,036,000)
Euro (sell) United States Dollars (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		153,516,000	[2]	170,542,000	[2],[3]	138,613,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	(5,810,000)		(2,069,000)		9,180,000
Pound Sterling (buy) United States Dollars (sell)
Derivative [Line Items]
Derivative instrument notional principal amount	[2]	22,150,000		24,041,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	479,000		253,000
Euro (sell) Romanian Leu (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		33,296,000	[2]	35,826,000	[2],[3]	29,805,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	(448,000)		(892,000)		(152,000)
Japanese Yen (sell) Chinese Renminbi (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		54,781,000	[2]	60,768,000	[2],[3]	77,267,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	491,000		1,918,000		(742,000)
Pound Sterling (sell) United States Dollars (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		67,532,000	[2]	80,871,000	[2],[3]	104,142,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	(5,317,000)		(2,478,000)		14,228,000
Australian Dollars (sell) United States Dollars (buy)
Derivative [Line Items]
Derivative instrument notional principal amount		114,932,000	[2]	136,092,000	[2],[3]	114,412,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	(3,180,000)		(5,180,000)		2,328,000
Interest Rate Swap Floating To Fixed [Member]
Derivative [Line Items]
Derivative instrument notional principal amount		425,945,000	[2]	432,117,000	[2],[3]	456,810,000	[3]
Derivative financial instrument, balance sheet exposure asset (liability)	[1]	$ 11,568,000		$ 9,332,000		$ 7,746,000

[1]	Balance sheet exposure is denominated in U.S. dollars and denotes the mark-to-market impact of the derivative financial instruments on the reporting date.
[2]	Notional amounts are key elements of derivative financial instrument agreements but do not represent the amount exchanged by counterparties and do not measure the Company’s exposure to credit foreign exchange, interest rate or market risks. However, the amounts exchanged are based on the notional amounts and other provisions of the underlying derivative financial instrument agreements.
[3]	Notional amounts are key elements of derivative financial instrument agreements but do not represent the amount exchanged by counterparties and do not measure the Company’s exposure to credit, foreign exchange, interest rate or other market risks. However, the amounts exchanged are based on the notional amounts and other provisions of the underlying derivative financial instrument agreements.